SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Supplemental cash flow information
The Company's FHLB and FRB stock purchases and redemptions were as follows for the period indicated below. There were no gains or losses associated with these redemptions.

(in thousands)	Year ended December 31, 2025
FLHB stock purchased at par	$144,305
FHLB stock redeemed at par	244,275
FRB stock purchased at par	20,095
FRB stock redeemed at par	—
Income Taxes Paid, net

	Year Ended December 31,
	2025	2024	2023

US Federal	$(11,700)	$(11)	$231,622

US State and Local
Massachusetts	*	36,259	*
Florida	10,800	*	23,500
New York	19,408	*	19,297
Pennsylvania	*	12,946	*
New Jersey	*	10,004	*
Maryland	*	5,883	*
Texas	7,598	*	*
Other	12,907	39,954	55,417
	50,713	105,046	98,214
Foreign
Luxembourg	27,742	10,613	312

Total	$66,755	$115,648	$330,148
*The amount of income taxes paid during the year does not meet the 5% disaggregation threshold.
Supplemental cash flow information for the years ended December 31, 2025, 2024 and 2023 was as follows:

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Interest paid	$6,661,413	$7,952,547	$6,178,880

NON-CASH TRANSACTIONS
Loans transferred to/(from) OREO and other repossessed assets	$(1,176)	$50,069	$54,416
Loans transferred from/(to) LHFI (from)/to LHFS, net	39,397	578,118	768,655
Transfer of financial interest in a VIE - Loans	244,693	1,290,891	347,443
Transfer of financial interest in a VIE - Borrowings	153,572	1,105,745	293,044
Unsettled purchases of investment securities	168,975	18,488	17,744
AFS investment securities transferred to HTM investment securities	—	3,882	—
Non-cash transfer of financial assets in an off-balance sheet securitization transaction	1,155,478	53,050	—
Leased vehicle vendor rebate receivable	228,991	—	—